EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Disclosure of employee benefits
30.	EMPLOYEE BENEFITS

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Wages and salaries	5,726,123	5,949,037	6,135,683
Provision for medical, housing scheme and other employee benefits (a)	1,353,800	1,326,476	1,399,931
Contributions to the defined contribution scheme (b)	999,020	408,922	1,153,849

	8,078,943	7,684,435	8,689,463

(a)	Housing scheme
In accordance with the PRC housing reform regulations, the Group is required to make contributions to a state-sponsored housing fund at 10% or 12% of the salaries of the employees. At the same time, the employees are also required to make a contribution at 10% or 12% of the salaries out of their payroll. The employees are entitled to claim the entire sum of the fund under certain specified withdrawal circumstances. The Group has no further legal nor constructive obligation towards housing benefits of these employees offered beyond the above contributions made.

(b)	Defined contribution pension scheme
All the full-time employees of the Group are entitled to join a statutory pension scheme. The employees would receive pension payments equal to their basic salaries payable upon their retirement up to their death. Pursuant to the PRC laws and regulations, contributions to the basic old age insurance for the Group’s local staff are to be made monthly to a government agency based on the standard salary set by the provincial government. The government agency is responsible for the pension liabilities due to the employees upon their retirement. The Group accounts for these contributions on an accrual basis and charges the related contributions to expense in the year to which the contributions relate.

(c)	Five highest paid individuals
The five individuals whose emoluments were the highest in the Group for the year include one director (
2019 and 2020
: one), four senior executives (
2019 and 2020
: four) and no supervisor (
2019 and 2020
: nil), whose emoluments are reflected in the analysis shown in Note 42. No remuneration has been paid by the Group to the five highest paid individuals as an inducement to join or upon joining the Group or as a compensation for loss of office.
The emolument range of each individual is within the band of Nil to RMB611,000 (2020: Nil to RMB512,000).